Commitments (Details Narrative) - USD ($)	Nov. 21, 2022	Nov. 12, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
SharePrice		$ 11.50	$ 10.20
Deferred underwriting fee			$ 8,333,135
Number of share issued underwriters excluding deferred fees amount	$ 500,000
IPO [Member] | Underwriters Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Other underwriting expense		$ 2,875,000
Underwriting discount, price per share		$ 0.20
SharePrice		$ 0.35
Deferred underwriting fee		$ 5,031,250
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
SharePrice	$ 0.35	$ 10.00
Number of share issued underwriters excluding deferred fees amount	$ 500,000